Schedule of Investments (unaudited)	iShares® MSCI Taiwan ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.4%
Cheng Shin Rubber Industry Co. Ltd.	21,780,670	$26,187,712

Banks — 9.8%
Chang Hwa Commercial Bank Ltd.(a)	57,704,840	33,979,116
CTBC Financial Holding Co. Ltd.	124,133,325	108,669,209
E.Sun Financial Holding Co. Ltd.(a)	89,032,789	86,048,835
First Financial Holding Co. Ltd.	82,764,123	68,737,256
Hua Nan Financial Holdings Co. Ltd.	77,188,924	55,984,861
Mega Financial Holding Co. Ltd.(a)	78,408,271	96,352,441
Shanghai Commercial & Savings Bank Ltd. (The)(a)	31,581,306	52,535,206
SinoPac Financial Holdings Co. Ltd.	101,277,724	55,568,373
Taishin Financial Holding Co. Ltd.(a)	98,010,978	65,446,207
Taiwan Cooperative Financial Holding Co. Ltd.	79,497,460	67,766,137
		691,087,641
Chemicals — 4.0%
Formosa Chemicals & Fibre Corp.	26,136,610	73,039,255
Formosa Plastics Corp.	28,320,518	103,871,704
Nan Ya Plastics Corp.	36,329,938	107,636,785
		284,547,744
Communications Equipment — 0.7%
Accton Technology Corp.(a)	4,618,000	47,966,429

Construction Materials — 1.4%
Asia Cement Corp.	23,967,136	36,113,914
Taiwan Cement Corp.(a)	39,549,646	65,288,040
		101,401,954
Diversified Financial Services — 2.2%
Chailease Holding Co. Ltd.(a)	10,323,017	91,327,786
Yuanta Financial Holding Co. Ltd.	78,408,657	66,619,232
		157,947,018
Diversified Telecommunication Services — 1.5%
Chunghwa Telecom Co. Ltd.	25,969,648	104,477,389

Electrical Equipment — 0.2%
Voltronic Power Technology Corp.	282,000	16,075,455
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	3
		16,075,458
Electronic Equipment, Instruments & Components — 13.0%
AU Optronics Corp.(a)	75,141,830	54,130,737
Delta Electronics Inc.(a)	13,465,180	123,784,292
Foxconn Technology Co. Ltd.(a)	13,068,499	30,529,798
Hon Hai Precision Industry Co. Ltd.(a)	78,732,002	291,734,157
Innolux Corp.(a)	79,497,873	49,604,886
Largan Precision Co. Ltd.(a)	745,794	53,149,999
Nan Ya Printed Circuit Board Corp.(a)	3,018,000	67,415,295
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	—
Synnex Technology International Corp.(a)	17,424,364	36,467,341
Unimicron Technology Corp.	11,428,000	93,321,037
Walsin Technology Corp.	47,000	291,789
WPG Holdings Ltd.(a)	20,269,604	36,537,942
Yageo Corp.(a)	3,184,125	52,012,153
Zhen Ding Technology Holding Ltd.(a)	7,623,072	26,726,647
		915,706,073
Food & Staples Retailing — 0.7%
President Chain Store Corp.	5,075,215	49,111,703

Food Products — 1.2%
Uni-President Enterprises Corp.	34,402,189	80,669,359
Security	Shares	Value

Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.(a)	2,178,000	$29,669,932

Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.	34,848,843	34,850,798

Insurance — 6.0%
Cathay Financial Holding Co. Ltd.	57,250,315	122,995,655
China Development Financial Holding Corp.(a)	124,146,508	72,887,058
China Life Insurance Co. Ltd.	32,847,599	36,152,069
Fubon Financial Holding Co. Ltd.(a)	53,400,689	139,968,237
Shin Kong Financial Holding Co. Ltd.(a)	129,591,273	49,088,509
		421,091,528
Internet & Direct Marketing Retail — 0.2%
momo.com Inc.(a)	184,000	11,753,874

Leisure Products — 0.5%
Giant Manufacturing Co. Ltd.(a)	3,397,590	37,944,017

Machinery — 1.0%
Airtac International Group(a)	1,314,826	40,239,642
Hiwin Technologies Corp.(a)	3,011,591	30,804,515
		71,044,157
Marine — 2.0%
Evergreen Marine Corp. Taiwan Ltd.	19,602,533	86,823,257
Wan Hai Lines Ltd.	2,716,200	15,259,086
Yang Ming Marine Transport Corp.(c)	8,996,000	36,940,829
		139,023,172
Metals & Mining — 1.4%
China Steel Corp.(a)	86,031,977	100,371,236

Oil, Gas & Consumable Fuels — 0.6%
Formosa Petrochemical Corp.(a)	11,784,950	40,176,871

Pharmaceuticals — 0.5%
Oneness Biotech Co. Ltd.(a)(c)	3,267,000	34,955,942

Real Estate Management & Development — 0.6%
Ruentex Development Co. Ltd.(a)	19,000,459	43,697,968

Semiconductors & Semiconductor Equipment — 39.4%
ASE Technology Holding Co. Ltd.(a)	24,399,432	88,942,017
ASMedia Technology Inc.(a)	422,000	29,383,482
eMemory Technology Inc.	326,000	25,208,150
Globalwafers Co. Ltd.(a)	2,026,000	59,335,768
MediaTek Inc.(a)	9,466,175	343,154,763
Nanya Technology Corp.(a)	14,157,000	37,626,750
Novatek Microelectronics Corp.(a)	4,539,544	75,589,631
Parade Technologies Ltd.	388,000	29,723,246
Powertech Technology Inc.	86,036	305,695
Realtek Semiconductor Corp.(a)	3,880,063	76,976,790
Silergy Corp.	653,000	110,369,165
Taiwan Semiconductor Manufacturing Co. Ltd.	73,959,882	1,573,028,784
United Microelectronics Corp.(a)	80,586,501	184,485,442
Vanguard International Semiconductor Corp.(a)	9,207,000	51,294,325
Win Semiconductors Corp.(a)	3,267,000	42,497,497
Winbond Electronics Corp.(a)	37,013,000	42,560,411
		2,770,481,916
Specialty Retail — 0.8%
Hotai Motor Co. Ltd.(a)	2,519,000	54,850,465

Technology Hardware, Storage & Peripherals — 7.5%
Acer Inc.(a)	34,848,737	34,635,619

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Advantech Co. Ltd.(a)	3,576,827	$49,107,982
Asustek Computer Inc.(a)	5,595,857	70,748,013
Catcher Technology Co. Ltd.(a)	6,534,743	36,291,813
Compal Electronics Inc.(a)	45,738,554	37,978,902
Inventec Corp.(a)	34,848,868	32,184,732
Lite-On Technology Corp.	20,691,071	44,734,666
Micro-Star International Co. Ltd.(a)	7,213,000	42,207,612
Pegatron Corp.(a)	17,424,037	41,640,021
Quanta Computer Inc.(a)	21,780,240	67,103,103
Wistron Corp.(a)	31,942,921	32,818,741
Wiwynn Corp.(a)	1,040,000	39,041,519
		528,492,723
Textiles, Apparel & Luxury Goods — 1.6%
Eclat Textile Co. Ltd.	2,097,601	43,668,117
Feng TAY Enterprise Co. Ltd.	4,939,747	36,032,330
Pou Chen Corp.(a)	30,492,103	35,036,767
		114,737,214
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.	28,314,000	30,171,789

Wireless Telecommunication Services — 1.3%
Far EasTone Telecommunications Co. Ltd.	17,424,259	38,531,562
Taiwan Mobile Co. Ltd.	14,363,609	50,081,506
		88,613,068
Total Common Stocks — 99.8%
(Cost: $2,995,923,169)		7,027,105,150
Security	Shares	Value

Short-Term Investments

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 0.06%(d)(e)(f)	780,717,641	$781,029,928

Total Short-Term Investments — 11.1%
(Cost: $781,026,695)		781,029,928

Total Investments in Securities — 110.9%
(Cost: $3,776,949,864)		7,808,135,078

Other Assets, Less Liabilities — (10.9)%		(767,617,616)

Net Assets — 100.0%		$7,040,517,462

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$836,443,148	$—	$(55,339,080)	(a)	$(18,139)	$(56,001)	$781,029,928	780,717,641	$3,819,537	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	46,300,000	—	(46,300,000)	(a)	—	—	—	—			—
					$(18,139)	$(56,001)	$781,029,928		$3,819,607		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE Taiwan Index	177	12/29/21	$10,655	$(166,507)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,955,942	$6,992,149,205	$3	$7,027,105,150
Money Market Funds	781,029,928	—	—	781,029,928
	$815,985,870	$6,992,149,205	$3	$7,808,135,078
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(166,507)	$—	$(166,507)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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